Share-based compensation plan - Amounts recognized in the financial statements (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation plans	R$ 291,166		R$ 268,489
Share-Based Compensation, Provision for Phantom Stock Plan, Income Statement Effect	(91,292)	R$ (32,731)
Share-Based Compensation, Stock Options Granted, Balance Sheet Effect	39,121		26,744
Share-Based Compensation, Stock Options Granted, Income Statement Effect	(12,377)	(4,159)
Share-Based Compensation, Stock Options Exercised, Balance Sheet Effect	(4,877)
Share-Based Compensation, Stock Options Exercised, Income Statement Effect	4,877
Share-Based Compensation, Total Equity, Balance Sheet Effect	34,244		R$ 26,744
Share-Based Compensation, Total Equity, Income Statement Effect	(7,500)	(4,159)
Share-Based Compensation, Total Income Statement Effect	R$ (98,792)	R$ (36,890)